     As filed with the Securities and Exchange Commission on April 11, 2000.
                                                               File No. 33-83652
                                                                       811-08770

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 7 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account Five

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on                pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
     -----------------------                           ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account Five
               6.                             About Us - Separate Account Five
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account Five; The Funds
               11.                            About Us - Separate Account Five; The Funds
               12.                            About Us - The Funds
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Funds; Charges and Deductions
               19.                            Your Policy - Policy Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life Insurance and Annuity
                                              Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Funds
               48.                            Cover Page; About Us - Hartford Life and Annuity
                                              Insurance Company
               49.                            Not Applicable
               50.                            About Us - Separate Account Five
               51.                            Not Applicable
               52.                            About Us - The Funds
               53.                            Federal Tax Considerations
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

PUTNAM CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Capital Manager Variable Life. Please read it carefully.

Putnam Capital Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.


The following Sub-Accounts are available under the Policy:



- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust



- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust



- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust



- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust



- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust



- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Growth Fund of Putnam Variable Trust



- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust



- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust



- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust



- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust



- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust



- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust



- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust



- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust



- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust



- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust



- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust



- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust



- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust



- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust



- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at HTTP://WWW.SEC.GOV.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            8
----------------------------------------------------------------------
YOUR POLICY                                                      10
----------------------------------------------------------------------
PREMIUMS                                                         11
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              14
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          15
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       16
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                18
----------------------------------------------------------------------
OTHER MATTERS                                                    18
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        19
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.


RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will teminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
                                                           A percentage of the amount
Surrender Charges       When you fully or partially        surrendered, not to exceed the
                        surrender your policy.             premium payments, depending on the
                                                           Policy Year, in which the premium
                                                           payment was made.
                                                           The percentage is as follows:
                                                              Policy Year        Percentage
                                                                   1                7.5%
                                                                   2                7.5%
                                                                   3                7.5%
                                                                   4                 6%
                                                                   5                 6%
                                                                   6                 4%
                                                                   7                 4%
                                                                   8                 2%
                                                                   9                 2%
                                                                  10+                0%
Unamortized Tax Charge  Upon surrender or partial          A percentage of the Account Value
                        surrender of the policy.           depending on the Policy Year the
                                                           surrender takes place.
                                                           The percentage is as follows:
                                                              Policy Year        Percentage
                                                                   1                2.25%
                                                                   2                2.00%
                                                                   3                1.75%
                                                                   4                1.50%
                                                                   5                1.25%
                                                                   6                1.00%
                                                                   7                0.75%
                                                                   8                0.50%
                                                                   9                0.25%
                                                                  10+               0.00%


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       All, if the surrender is subject to a
                        charge.
Unamortized Tax Charge                   All

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE                WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
Cost of Insurance       Monthly.                             Individualized depending on age,
Charges                                                      sex and other factors.
Mortality and Expense   Monthly.                             .90% (annualized) of Sub-Account
Risk Charge                                                  Value
Tax Expense Charge      Monthly.                             .40% (annualized) of Account Value
                                                             for Policy Years 1-10
Annual Maintenance Fee  On Policy Anniversary Date or upon                 $30.00
                        surrender of the policy.
Administrative Charge   Monthly.                             .40% (annualized) of Sub-Account
                                                             Value


        CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                        All
Charges
Mortality and Expense                    All
Risk Charge
Tax Expense Charge                       All
Annual Maintenance Fee  Only policies with an Account Value of less than $50,000 on the Policy
                        Anniversary Date or date of surrender.
Administrative Charge                    All

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)



                                                                                                      TOTAL FUND
                                                                                     OTHER        OPERATING EXPENSES
                                                              MANAGEMENT FEES      EXPENSES       (INCLUDING WAIVERS
                                                              (INCLUDING ANY    (INCLUDING ANY         AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (1) (2)                  0.41%             0.49%              0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%             0.33%              1.13%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%             0.10%              0.78%
--------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%             0.18%              0.83%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.65%             0.12%              0.77%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.61%             0.12%              0.73%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%             0.04%              0.50%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (1)                            0.70%             0.20%              0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%             0.13%              0.83%
--------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.65%             0.07%              0.72%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.60%             0.07%              0.67%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.80%             0.22%              1.02%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%             0.18%              0.98%
--------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.08%             0.33%              1.41%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.63%             0.08%              0.71%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.41%             0.08%              0.49%
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.54%             0.05%              0.59%
--------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%             0.10%              0.80%
--------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                           0.53%             0.37%              0.90%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (2)                                        0.54%             0.31%              0.85%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (3)                                 0.53%             0.76%              1.29%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.65%             0.06%              0.71%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.65%             0.10%              0.75%
--------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.53%             0.04%              0.57%
--------------------------------------------------------------------------------------------------------------------



(1) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000; therefore, the Management Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Funds' first full fiscal year.



(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:



                                                                                OTHER     TOTAL ANNUAL FUND
                                                             MANAGEMENT FEES   EXPENSES   OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                         0.65%         0.49%           1.14%
------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                              0.70%         0.37%           1.07%
------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                           0.65%         0.31%           0.96%
============================================================================================================



(3) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                          EFFECTIVE
                           DATE OF
    RATING AGENCY          RATING        RATING          BASIS OF RATING
-------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             1/1/99          A+      Financial performance
-------------------------------------------------------------------------------
 Standard & Poor's         8/1/99         AA       Insurer financial strength
-------------------------------------------------------------------------------
 Duff & Phelps             7/1/99         AA+      Claims paying ability
-------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.

THE FUNDS


The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.



PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with capital preservation. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.



PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.



PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.



PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.



PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.



PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.



PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.



PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.



PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.



PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.



PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.



PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.



PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.



PUTNAM VT VISTA FUND -- Seeks capital appreciation.



PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.



The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.


Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE: -- During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR     RATE
----------------------
     1         2.25%
----------------------
     2         2.00%
----------------------
     3         1.75%
----------------------
     4         1.50%
----------------------
     5         1.25%
----------------------
     6         1.00%
----------------------
     7         0.75%
----------------------
     8         0.50%
----------------------
     9         0.25%
----------------------
    10+        0.00%
----------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES                            A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under the your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and,
ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the -Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.


A policy that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.


All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
--------------------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE


This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
                                                              --------
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF BENEFITS                                         7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998).

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford Life,
                                                       Inc.; Director, Finance (1995-1997), Value Health, Inc.;
                                                       Senior Manager (1993-1995), Coopers and Lybrand; Audit
                                                       Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles
                                                       (1989-1993), Milliman & Robertson.

Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999);
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford Life,
                                                       Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
David M. Znamierowski  Senior Vice President & Chief   Vice President (1997); Senior Vice President (1997);
                       Investment Officer, 1997        Director, Risk Management Strategy (1996); Director
                       Director, 1998                  (1998), Hartford; Director (1998-Present); Senior Vice
                                                       President (1997-Present), Hartford Life and Accident
                                                       Insurance Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.


---------

* Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Deanne Osgood, FSA, MAAA, Vice President & Director of Individual Annuity Product Management for Hartford, and are included in reliance upon her opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS          POSITIONS AND OFFICES
----------------------------------------------------------------------
 David A. Carlson         Vice President
----------------------------------------------------------------------
 Peter W. Cummins         Senior Vice President
----------------------------------------------------------------------
 David T. Foy             Director
----------------------------------------------------------------------
 Lynda Godkin             Senior Vice President, General Counsel
                           and Corporate Secretary
----------------------------------------------------------------------
 George R. Jay            Controller
----------------------------------------------------------------------
 Robert A. Kerzner        Executive Vice President
----------------------------------------------------------------------
 Thomas M. Marra          Executive Vice President, Director
----------------------------------------------------------------------
 Paul E. Olson            Supervising Registered Principal
----------------------------------------------------------------------
 Lowndes A. Smith         President and Chief Executive Officer,
                           Director
----------------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life preferred Policy. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of -0.82%, 5.18% and 11.18%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see Changes to Policy or Separate Account -- Separate Account Taxes).

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,827       9,833       40,161    10,749       9,757        40,161
          2                  11,025         11,725      10,740       40,161    11,560      10,579        40,161
          3                  11,576         12,700      11,728       40,161    12,439      11,471        40,161
          4                  12,155         13,759      12,953       40,161    13,392      12,591        40,161
          5                  12,763         14,909      14,123       40,161    14,426      13,646        40,161
          6                  13,401         16,158      15,596       40,161    15,550      14,995        40,161
          7                  14,071         17,514      16,982       40,161    16,771      16,245        40,161
          8                  14,775         18,987      18,692       40,161    18,099      17,808        40,161
          9                  15,513         20,586      20,334       40,161    19,544      19,295        40,161
         10                  16,289         22,323      22,323       40,161    21,120      21,120        40,161
         11                  17,103         24,330      24,330       40,161    22,934      22,934        40,161
         12                  17,959         26,521      26,521       40,161    24,930      24,930        40,161
         13                  18,856         28,913      28,913       41,056    27,130      27,130        40,161
         14                  19,799         31,526      31,526       43,506    29,561      29,561        40,793
         15                  20,789         34,384      34,384       46,074    32,237      32,237        43,197
         16                  21,829         37,511      37,511       48,764    35,167      35,167        45,717
         17                  22,920         40,922      40,922       52,379    38,363      38,363        49,104
         18                  24,066         44,642      44,642       56,248    41,848      41,848        52,728
         19                  25,270         48,699      48,699       60,386    45,649      45,649        56,604
         20                  26,533         53,126      53,126       64,813    49,797      49,797        60,752

         25                  33,864         82,284      82,284       95,449    76,989      76,989        89,306
         35                  55,160        197,567     197,567      209,421   184,589     184,589       195,664
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,243       9,262       40,161    10,164       9,186        40,161
          2                  11,025         10,492       9,532       40,161    10,323       9,367        40,161
          3                  11,576         10,748       9,810       40,161    10,476       9,542        40,161
          4                  12,155         11,011      10,246       40,161    10,621       9,862        40,161
          5                  12,763         11,281      10,540       40,161    10,757      10,023        40,161
          6                  13,401         11,559      11,043       40,161    10,883      10,374        40,161
          7                  14,071         11,844      11,355       40,161    10,995      10,513        40,161
          8                  14,775         12,137      11,876       40,161    11,091      10,836        40,161
          9                  15,513         12,438      12,207       40,161    11,167      10,939        40,161
         10                  16,289         12,747      12,747       40,161    11,221      11,221        40,161
         11                  17,103         13,131      13,131       40,161    11,294      11,294        40,161
         12                  17,959         13,526      13,526       40,161    11,342      11,342        40,161
         13                  18,856         13,935      13,935       40,161    11,360      11,360        40,161
         14                  19,799         14,357      14,357       40,161    11,345      11,345        40,161
         15                  20,789         14,793      14,793       40,161    11,293      11,293        40,161
         16                  21,829         15,243      15,243       40,161    11,197      11,197        40,161
         17                  22,920         15,707      15,707       40,161    11,048      11,048        40,161
         18                  24,066         16,187      16,187       40,161    10,839      10,839        40,161
         19                  25,270         16,682      16,682       40,161    10,557      10,557        40,161
         20                  26,533         17,193      17,193       40,161    10,190      10,190        40,161

         25                  33,864         20,009      20,009       40,161     6,594       6,594        40,161
         35                  55,160         27,193      27,193       40,161        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 45 PREFERRED
                          INITIAL FACE AMOUNT: $40,161

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500          9,658       8,691       40,161     9,580       8,614        40,161
          2                  11,025          9,327       8,391       40,161     9,156       8,223        40,161
          3                  11,576          9,007       8,099       40,161     8,728       7,825        40,161
          4                  12,155          8,696       7,966       40,161     8,294       7,570        40,161
          5                  12,763          8,395       7,690       40,161     7,853       7,155        40,161
          6                  13,401          8,103       7,622       40,161     7,403       6,929        40,161
          7                  14,071          7,821       7,362       40,161     6,941       6,489        40,161
          8                  14,775          7,547       7,310       40,161     6,463       6,231        40,161
          9                  15,513          7,282       7,064       40,161     5,967       5,752        40,161
         10                  16,289          7,026       7,026       40,161     5,448       5,448        40,161
         11                  17,103          6,811       6,811       40,161     4,925       4,925        40,161
         12                  17,959          6,602       6,602       40,161     4,371       4,371        40,161
         13                  18,856          6,398       6,398       40,161     3,784       3,784        40,161
         14                  19,799          6,200       6,200       40,161     3,161       3,161        40,161
         15                  20,789          6,007       6,007       40,161     2,495       2,495        40,161
         16                  21,829          5,820       5,820       40,161     1,782       1,782        40,161
         17                  22,920          5,637       5,637       40,161     1,011       1,011        40,161
         18                  24,066          5,459       5,459       40,161       173         173        40,161
         19                  25,270          5,285       5,285       40,161        --          --            --
         20                  26,533          5,117       5,117       40,161        --          --            --

         25                  33,864          4,337       4,337       40,161        --          --            --
         35                  55,160          3,059       3,059       40,161        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,827       9,833       33,334    10,720       9,729        33,334
          2                  11,025         11,725      10,740       33,334    11,502      10,522        33,334
          3                  11,576         12,700      11,728       33,334    12,353      11,387        33,334
          4                  12,155         13,759      12,953       33,334    13,282      12,482        33,334
          5                  12,763         14,909      14,123       33,334    14,295      13,516        33,334
          6                  13,401         16,158      15,596       33,334    15,401      14,847        33,334
          7                  14,071         17,514      16,982       33,334    16,608      16,084        33,334
          8                  14,775         18,987      18,692       33,334    17,925      17,636        33,334
          9                  15,513         20,586      20,334       33,334    19,364      19,116        33,334
         10                  16,289         22,323      22,323       33,334    20,939      20,939        33,334
         11                  17,103         24,330      24,330       33,334    22,759      22,759        33,334
         12                  17,959         26,530      26,530       33,334    24,773      24,773        33,334
         13                  18,856         28,971      28,971       34,186    27,009      27,009        33,334
         14                  19,799         31,655      31,655       37,036    29,495      29,495        34,509
         15                  20,789         34,589      34,589       40,122    32,227      32,227        37,382
         16                  21,829         37,794      37,794       43,463    35,211      35,211        40,492
         17                  22,920         41,306      41,306       46,675    38,480      38,480        43,482
         18                  24,066         45,156      45,156       50,122    42,065      42,065        46,691
         19                  25,270         49,380      49,380       53,824    45,997      45,997        50,137
         20                  26,533         53,983      53,983       58,841    50,282      50,282        54,807

         25                  33,864         84,470      84,470       89,538    78,681      78,681        83,401
         35                  55,160        203,661     203,661      213,844   187,763     187,763       197,150
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,243       9,262       33,334    10,135       9,157        33,334
          2                  11,025         10,492       9,532       33,334    10,265       9,310        33,334
          3                  11,576         10,748       9,810       33,334    10,390       9,458        33,334
          4                  12,155         11,011      10,246       33,334    10,510       9,752        33,334
          5                  12,763         11,281      10,540       33,334    10,623       9,890        33,334
          6                  13,401         11,559      11,043       33,334    10,727      10,220        33,334
          7                  14,071         11,844      11,355       33,334    10,819      10,337        33,334
          8                  14,775         12,137      11,876       33,334    10,892      10,638        33,334
          9                  15,513         12,438      12,207       33,334    10,943      10,716        33,334
         10                  16,289         12,747      12,747       33,334    10,967      10,967        33,334
         11                  17,103         13,131      13,131       33,334    11,006      11,006        33,334
         12                  17,959         13,526      13,526       33,334    11,014      11,014        33,334
         13                  18,856         13,935      13,935       33,334    10,989      10,989        33,334
         14                  19,799         14,357      14,357       33,334    10,930      10,930        33,334
         15                  20,789         14,793      14,793       33,334    10,829      10,829        33,334
         16                  21,829         15,243      15,243       33,334    10,677      10,677        33,334
         17                  22,920         15,707      15,707       33,334    10,460      10,460        33,334
         18                  24,066         16,187      16,187       33,334    10,159      10,159        33,334
         19                  25,270         16,682      16,682       33,334     9,752       9,752        33,334
         20                  26,533         17,193      17,193       33,334     9,215       9,215        33,334

         25                  33,864         20,009      20,009       33,334     3,514       3,514        33,334
         35                  55,160         27,193      27,193       33,334        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $33,334

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500          9,658       8,691       33,334     9,551       8,586        33,334
          2                  11,025          9,327       8,391       33,334     9,098       8,167        33,334
          3                  11,576          9,007       8,099       33,334     8,643       7,742        33,334
          4                  12,155          8,696       7,966       33,334     8,184       7,461        33,334
          5                  12,763          8,395       7,690       33,334     7,720       7,024        33,334
          6                  13,401          8,103       7,622       33,334     7,248       6,776        33,334
          7                  14,071          7,821       7,362       33,334     6,764       6,313        33,334
          8                  14,775          7,547       7,310       33,334     6,262       6,031        33,334
          9                  15,513          7,282       7,064       33,334     5,735       5,521        33,334
         10                  16,289          7,026       7,026       33,334     5,180       5,180        33,334
         11                  17,103          6,811       6,811       33,334     4,612       4,612        33,334
         12                  17,959          6,602       6,602       33,334     4,005       4,005        33,334
         13                  18,856          6,398       6,398       33,334     3,360       3,360        33,334
         14                  19,799          6,200       6,200       33,334     2,672       2,672        33,334
         15                  20,789          6,007       6,007       33,334     1,935       1,935        33,334
         16                  21,829          5,820       5,820       33,334     1,137       1,137        33,334
         17                  22,920          5,637       5,637       33,334       259         259        33,334
         18                  24,066          5,459       5,459       33,334        --          --            --
         19                  25,270          5,285       5,285       33,334        --          --            --
         20                  26,533          5,117       5,117       33,334        --          --            --

         25                  33,864          4,337       4,337       33,334        --          --            --
         35                  55,160          3,059       3,059       33,334        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,827       9,833       19,380    10,643       9,653        19,380
          2                  11,025         11,725      10,740       19,380    11,342      10,365        19,380
          3                  11,576         12,700      11,728       19,380    12,106      11,144        19,380
          4                  12,155         13,759      12,953       19,380    12,948      12,154        19,380
          5                  12,763         14,909      14,123       19,380    13,880      13,106        19,380
          6                  13,401         16,158      15,596       19,380    14,919      14,369        19,380
          7                  14,071         17,517      16,985       19,794    16,085      15,564        19,380
          8                  14,775         19,009      18,714       21,099    17,405      17,118        19,380
          9                  15,513         20,641      20,390       22,499    18,892      18,645        20,592
         10                  16,289         22,405      22,405       24,421    20,504      20,504        22,349
         11                  17,103         24,423      24,423       26,377    22,348      22,348        24,135
         12                  17,959         26,632      26,632       28,496    24,366      24,366        26,071
         13                  18,856         29,034      29,034       31,066    26,557      26,557        28,416
         14                  19,799         31,663      31,663       33,562    28,960      28,960        30,697
         15                  20,789         34,525      34,525       36,596    31,568      31,568        33,462
         16                  21,829         37,661      37,661       39,543    34,433      34,433        36,154
         17                  22,920         41,070      41,070       43,123    37,544      37,544        39,420
         18                  24,066         44,792      44,792       47,031    40,917      40,917        42,962
         19                  25,270         48,853      48,853       51,295    44,571      44,571        46,799
         20                  26,533         53,286      53,286       55,949    48,525      48,525        50,950

         25                  33,864         82,517      82,517       86,642    73,681      73,681        77,365
         35                  55,160        197,898     197,898      199,876   171,445     171,445       173,159
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,243       9,262       19,380    10,055       9,079        19,380
          2                  11,025         10,492       9,532       19,380    10,090       9,138        19,380
          3                  11,576         10,748       9,810       19,380    10,101       9,174        19,380
          4                  12,155         11,011      10,246       19,380    10,085       9,334        19,380
          5                  12,763         11,281      10,540       19,380    10,038       9,312        19,380
          6                  13,401         11,559      11,043       19,380     9,952       9,453        19,380
          7                  14,071         11,844      11,355       19,380     9,820       9,346        19,380
          8                  14,775         12,137      11,876       19,380     9,630       9,382        19,380
          9                  15,513         12,438      12,207       19,380     9,369       9,146        19,380
         10                  16,289         12,747      12,747       19,380     9,023       9,023        19,380
         11                  17,103         13,131      13,131       19,380     8,611       8,611        19,380
         12                  17,959         13,526      13,526       19,380     8,079       8,079        19,380
         13                  18,856         13,935      13,935       19,380     7,403       7,403        19,380
         14                  19,799         14,357      14,357       19,380     6,551       6,551        19,380
         15                  20,789         14,793      14,793       19,380     5,481       5,481        19,380
         16                  21,829         15,243      15,243       19,380     4,133       4,133        19,380
         17                  22,920         15,707      15,707       19,380     2,425       2,425        19,380
         18                  24,066         16,187      16,187       19,380       244         244        19,380
         19                  25,270         16,682      16,682       19,380        --          --            --
         20                  26,533         17,193      17,193       19,380        --          --            --

         25                  33,864         20,009      20,009       21,009        --          --            --
         35                  55,160         27,195      27,195       27,467        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $19,380

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500          9,658       8,691       19,380     9,468       8,505        19,380
          2                  11,025          9,327       8,391       19,380     8,910       7,981        19,380
          3                  11,576          9,007       8,099       19,380     8,320       7,425        19,380
          4                  12,155          8,696       7,966       19,380     7,695       6,979        19,380
          5                  12,763          8,395       7,690       19,380     7,025       6,337        19,380
          6                  13,401          8,103       7,622       19,380     6,302       5,839        19,380
          7                  14,071          7,821       7,362       19,380     5,512       5,070        19,380
          8                  14,775          7,547       7,310       19,380     4,638       4,415        19,380
          9                  15,513          7,282       7,064       19,380     3,662       3,453        19,380
         10                  16,289          7,026       7,026       19,380     2,562       2,562        19,380
         11                  17,103          6,811       6,811       19,380     1,321       1,321        19,380
         12                  17,959          6,602       6,602       19,380        --          --            --
         13                  18,856          6,398       6,398       19,380        --          --            --
         14                  19,799          6,200       6,200       19,380        --          --            --
         15                  20,789          6,007       6,007       19,380        --          --            --
         16                  21,829          5,820       5,820       19,380        --          --            --
         17                  22,920          5,637       5,637       19,380        --          --            --
         18                  24,066          5,459       5,459       19,380        --          --            --
         19                  25,270          5,285       5,285       19,380        --          --            --
         20                  26,533          5,117       5,117       19,380        --          --            --

         25                  33,864          4,337       4,337       19,380        --          --            --
         35                  55,160          3,059       3,059       19,380        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 55 PREFERRED
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,895       9,900       44,053    10,895       9,900        44,053
          2                  11,025         11,867      10,879       44,053    11,867      10,879        44,053
          3                  11,576         12,922      11,946       44,053    12,922      11,946        44,053
          4                  12,155         14,068      13,257       44,053    14,068      13,257        44,053
          5                  12,763         15,312      14,520       44,053    15,312      14,520        44,053
          6                  13,401         16,662      16,096       44,053    16,662      16,096        44,053
          7                  14,071         18,129      17,593       44,053    18,129      17,593        44,053
          8                  14,775         19,724      19,425       44,053    19,721      19,422        44,053
          9                  15,513         21,461      21,208       44,053    21,449      21,195        44,053
         10                  16,289         23,355      23,355       44,053    23,325      23,325        44,053
         11                  17,103         25,546      25,546       44,053    25,468      25,468        44,053
         12                  17,959         27,947      27,947       44,053    27,810      27,810        44,053
         13                  18,856         30,575      30,575       44,053    30,377      30,377        44,053
         14                  19,799         33,454      33,454       44,053    33,195      33,195        44,053
         15                  20,789         36,607      36,607       44,053    36,297      36,297        44,053
         16                  21,829         40,066      40,066       46,076    39,721      39,721        45,678
         17                  22,920         43,857      43,857       49,558    43,479      43,479        49,130
         18                  24,066         48,009      48,009       53,289    47,594      47,594        52,829
         19                  25,270         52,559      52,559       57,289    52,105      52,105        56,794
         20                  26,533         57,565      57,565       62,745    57,059      57,059        62,193

         25                  33,864         90,719      90,719       96,161    89,637      89,637        95,015
         35                  55,160        225,309     225,309      236,574   214,453     214,453       225,175
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 55 PREFERRED
                         ISSUE AGE FEMALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,307       9,325       44,053    10,307       9,325        44,053
          2                  11,025         10,618       9,655       44,053    10,618       9,655        44,053
          3                  11,576         10,932       9,991       44,053    10,932       9,991        44,053
          4                  12,155         11,248      10,480       44,053    11,248      10,480        44,053
          5                  12,763         11,566      10,821       44,053    11,566      10,821        44,053
          6                  13,401         11,893      11,374       44,053    11,883      11,364        44,053
          7                  14,071         12,230      11,738       44,053    12,197      11,706        44,053
          8                  14,775         12,578      12,315       44,053    12,506      12,243        44,053
          9                  15,513         12,936      12,704       44,053    12,805      12,573        44,053
         10                  16,289         13,306      13,306       44,053    13,090      13,090        44,053
         11                  17,103         13,755      13,755       44,053    13,412      13,412        44,053
         12                  17,959         14,221      14,221       44,053    13,715      13,715        44,053
         13                  18,856         14,704      14,704       44,053    13,994      13,994        44,053
         14                  19,799         15,204      15,204       44,053    14,244      14,244        44,053
         15                  20,789         15,722      15,722       44,053    14,457      14,457        44,053
         16                  21,829         16,259      16,259       44,053    14,625      14,625        44,053
         17                  22,920         16,815      16,815       44,053    14,733      14,733        44,053
         18                  24,066         17,392      17,392       44,053    14,765      14,765        44,053
         19                  25,270         17,989      17,989       44,053    14,699      14,699        44,053
         20                  26,533         18,608      18,608       44,053    14,511      14,511        44,053

         25                  33,864         22,054      22,054       44,053    10,618      10,618        44,053
         35                  55,160         31,084      31,084       44,053        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 55 PREFERRED
                          INITIAL FACE AMOUNT: $44,053
                         ISSUE AGE FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500          9,719       8,750       44,053     9,719       8,750        44,053
          2                  11,025          9,438       8,499       44,053     9,438       8,499        44,053
          3                  11,576          9,157       8,247       44,053     9,157       8,247        44,053
          4                  12,155          8,874       8,141       44,053     8,874       8,141        44,053
          5                  12,763          8,598       7,890       44,053     8,587       7,880        44,053
          6                  13,401          8,329       7,846       44,053     8,295       7,812        44,053
          7                  14,071          8,068       7,607       44,053     7,994       7,534        44,053
          8                  14,775          7,814       7,575       44,053     7,682       7,444        44,053
          9                  15,513          7,567       7,348       44,053     7,353       7,135        44,053
         10                  16,289          7,327       7,327       44,053     7,004       7,004        44,053
         11                  17,103          7,129       7,129       44,053     6,655       6,655        44,053
         12                  17,959          6,936       6,936       44,053     6,273       6,273        44,053
         13                  18,856          6,747       6,747       44,053     5,851       5,851        44,053
         14                  19,799          6,563       6,563       44,053     5,384       5,384        44,053
         15                  20,789          6,383       6,383       44,053     4,861       4,861        44,053
         16                  21,829          6,207       6,207       44,053     4,271       4,271        44,053
         17                  22,920          6,035       6,035       44,053     3,598       3,598        44,053
         18                  24,066          5,867       5,867       44,053     2,819       2,819        44,053
         19                  25,270          5,703       5,703       44,053     1,906       1,906        44,053
         20                  26,533          5,542       5,542       44,053       830         830        44,053

         25                  33,864          4,794       4,794       44,053        --          --            --
         35                  55,160          3,535       3,535       44,053        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                         ISSUE AGE FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,890       9,895       27,778    10,890       9,895        27,778
          2                  11,025         11,847      10,860       27,778    11,847      10,860        27,778
          3                  11,576         12,878      11,903       27,778    12,877      11,902        27,778
          4                  12,155         14,002      13,192       27,778    13,985      13,176        27,778
          5                  12,763         15,226      14,436       27,778    15,180      14,390        27,778
          6                  13,401         16,560      15,994       27,778    16,470      15,905        27,778
          7                  14,071         18,014      17,479       27,778    17,865      17,331        27,778
          8                  14,775         19,598      19,300       27,778    19,379      19,082        27,778
          9                  15,513         21,325      21,071       27,778    21,027      20,774        27,778
         10                  16,289         23,206      23,206       27,778    22,831      22,831        27,778
         11                  17,103         25,383      25,383       27,778    24,922      24,922        27,778
         12                  17,959         27,768      27,768       29,711    27,253      27,253        29,160
         13                  18,856         30,379      30,379       32,505    29,803      29,803        31,889
         14                  19,799         33,240      33,240       35,234    32,594      32,594        34,550
         15                  20,789         36,373      36,373       38,554    35,635      35,635        37,772
         16                  21,829         39,804      39,804       41,793    38,964      38,964        40,912
         17                  22,920         43,562      43,562       45,739    42,589      42,589        44,718
         18                  24,066         47,677      47,677       50,061    46,528      46,528        48,854
         19                  25,270         52,185      52,185       54,794    50,805      50,805        53,345
         20                  26,533         57,155      57,155       60,012    55,474      55,474        58,247

         25                  33,864         90,073      90,073       94,576    85,114      85,114        89,369
         35                  55,160        223,706     223,706      225,942   198,956     198,956       200,945
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           21
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                         ISSUE AGE FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500         10,302       9,320       27,778    10,302       9,320        27,778
          2                  11,025         10,598       9,636       27,778    10,598       9,636        27,778
          3                  11,576         10,895       9,955       27,778    10,886       9,945        27,778
          4                  12,155         11,202      10,434       27,778    11,161      10,394        27,778
          5                  12,763         11,517      10,774       27,778    11,421      10,678        27,778
          6                  13,401         11,843      11,325       27,778    11,661      11,145        27,778
          7                  14,071         12,179      11,687       27,778    11,876      11,387        27,778
          8                  14,775         12,525      12,262       27,778    12,057      11,796        27,778
          9                  15,513         12,881      12,649       27,778    12,194      11,963        27,778
         10                  16,289         13,249      13,249       27,778    12,276      12,276        27,778
         11                  17,103         13,697      13,697       27,778    12,342      12,342        27,778
         12                  17,959         14,161      14,161       27,778    12,330      12,330        27,778
         13                  18,856         14,641      14,641       27,778    12,225      12,225        27,778
         14                  19,799         15,139      15,139       27,778    12,009      12,009        27,778
         15                  20,789         15,655      15,655       27,778    11,658      11,658        27,778
         16                  21,829         16,189      16,189       27,778    11,136      11,136        27,778
         17                  22,920         16,743      16,743       27,778    10,399      10,399        27,778
         18                  24,066         17,317      17,317       27,778     9,383       9,383        27,778
         19                  25,270         17,911      17,911       27,778     8,005       8,005        27,778
         20                  26,533         18,527      18,527       27,778     6,153       6,153        27,778

         25                  33,864         21,958      21,958       27,778        --          --            --
         35                  55,160         30,947      30,947       31,256        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE MALE 65 PREFERRED
                         ISSUE AGE FEMALE 65 PREFERRED
                          INITIAL FACE AMOUNT: $27,778

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  10,500          9,714       8,746       27,778     9,714       8,746        27,778
          2                  11,025          9,419       8,480       27,778     9,419       8,480        27,778
          3                  11,576          9,127       8,217       27,778     9,110       8,200        27,778
          4                  12,155          8,844       8,111       27,778     8,784       8,052        27,778
          5                  12,763          8,568       7,861       27,778     8,435       7,730        27,778
          6                  13,401          8,300       7,817       27,778     8,059       7,578        27,778
          7                  14,071          8,040       7,579       27,778     7,646       7,189        27,778
          8                  14,775          7,787       7,548       27,778     7,186       6,950        27,778
          9                  15,513          7,541       7,322       27,778     6,666       6,449        27,778
         10                  16,289          7,301       7,301       27,778     6,068       6,068        27,778
         11                  17,103          7,104       7,104       27,778     5,398       5,398        27,778
         12                  17,959          6,912       6,912       27,778     4,611       4,611        27,778
         13                  18,856          6,723       6,723       27,778     3,681       3,681        27,778
         14                  19,799          6,540       6,540       27,778     2,582       2,582        27,778
         15                  20,789          6,360       6,360       27,778     1,276       1,276        27,778
         16                  21,829          6,185       6,185       27,778        --          --            --
         17                  22,920          6,013       6,013       27,778        --          --            --
         18                  24,066          5,846       5,846       27,778        --          --            --
         19                  25,270          5,682       5,682       27,778        --          --            --
         20                  26,533          5,522       5,522       27,778        --          --            --

         25                  33,864          4,776       4,776       27,778        --          --            --
         35                  55,160          3,521       3,521       27,778        --          --            --
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Utilities Growth and Income, Vista, and Voyager sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 11, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-
                                    Sub-Account               of Boston   Sub-Account                           Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 48,125
  Cost $494,901
  .........................................................................................................................
    Market Value:                    $832,079    $       --    $     --   $       --   $        -- $        --   $     --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 262,259
  Cost $2,868,447
  .........................................................................................................................
    Market Value:                          --     2,604,236          --           --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 47,963
  Cost $492,861
  .........................................................................................................................
    Market Value:                          --            --     478,675           --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 233,643
  Cost $4,001,690
  .........................................................................................................................
    Market Value:                          --            --          --    4,581,735            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 501,513
  Cost $8,546,161
  .........................................................................................................................
    Market Value:                          --            --          --           --    15,291,127          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,285,390
  Cost $31,917,534
  .........................................................................................................................
    Market Value:                          --            --          --           --            --  34,448,452         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 46,708
  Cost $466,468
  .........................................................................................................................
    Market Value:                          --            --          --           --            --          --    490,439
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  24         1,069          --           39         4,308                      1
  .........................................................................................................................
 Receivable from fund shares sold          --            --         639           --            --       9,082         --
  .........................................................................................................................
 TOTAL ASSETS                         832,103     2,605,305     479,314    4,581,774    15,295,435  34,457,534    490,440
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                  --            --         685           --            --       9,460         --
  .........................................................................................................................
 Payable for fund shares purchased         --         1,004          --           --         4,346          --         --
  .........................................................................................................................
 TOTAL LIABILITIES                         --         1,004         685           --         4,346       9,460         --
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $832,103    $2,604,301    $478,629   $4,581,774   $15,291,089 $34,448,074   $490,440
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1999                  High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth       New          Fund         Market
                                                              Sub-Account  and Income   Opportunities Sub-Account Fund
                                                                           Fund         Fund                      Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 354,580
  Cost $4,464,646
  .............................................................................................................................
    Market Value:                   $3,932,290   $       --   $       --   $       --   $       --   $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 195,675
  Cost $2,546,934
  .............................................................................................................................
    Market Value:                           --    2,449,853           --           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 64,090
  Cost $817,729
  .............................................................................................................................
    Market Value:                           --           --    1,387,538           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 66,269
  Cost $812,154
  .............................................................................................................................
    Market Value:                           --           --           --    1,010,609           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 61,741
  Cost $696,427
  .............................................................................................................................
    Market Value:                           --           --           --           --    1,439,188           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 105,148
  Cost $1,277,006
  .............................................................................................................................
    Market Value:                           --           --           --           --           --    1,594,046            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 5,680,950
  Cost $5,680,950
  .............................................................................................................................
    Market Value:                           --           --           --           --           --           --     5,680,950
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   23           --           64           --           --        4,271            --
  .............................................................................................................................
 Receivable from fund shares sold           --           --           --           --           --           --       118,356
  .............................................................................................................................
 TOTAL ASSETS                        3,932,313    2,449,853    1,387,602    1,010,609    1,439,188    1,598,317     5,799,306
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --            3           --           55           46           --       118,062
  .............................................................................................................................
 Payable for fund shares purchased          --           --           --           --           --        4,231            --
  .............................................................................................................................
 TOTAL LIABILITIES                          --            3           --           55           46        4,231       118,062
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $3,932,313   $2,449,850   $1,387,602   $1,010,554   $1,439,142   $1,594,086    $5,681,244
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  New          New         OTC &       Research          Utilities    Vista        Voyager
                                    Opportunities Value      Emerging Growth   Sub-Account Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Sub-Account                   and Income
                                                                                           Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 650,979
  Cost $11,566,780
  ..............................................................................................................................
    Market Value:                   $28,343,629   $     --    $     --      $      --      $       --   $       --   $        --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 74,007
  Cost $796,238
  ..............................................................................................................................
    Market Value:                            --    877,723          --             --              --           --            --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 14,770
  Cost $177,950
  ..............................................................................................................................
    Market Value:                            --         --     336,611             --              --           --            --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM RESEARCH FUND
  Shares 32,635
  Cost $424,186
  ..............................................................................................................................
    Market Value:                            --         --          --        479,089              --           --            --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 174,819
  Cost $2,543,190
  ..............................................................................................................................
    Market Value:                            --         --          --             --       2,966,670           --            --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 65,378
  Cost $865,039
  ..............................................................................................................................
    Market Value:                            --         --          --             --              --    1,352,018            --
 -------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 480,202
  Cost $16,813,918
  ..............................................................................................................................
    Market Value:                            --         --          --             --              --           --    31,813,391
 -------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                45,722         --          --             --             204       33,140        41,261
  ..............................................................................................................................
 Receivable from fund shares sold            --         --          --             --              --           --            --
  ..............................................................................................................................
 TOTAL ASSETS                        28,389,351    877,723     336,611        479,089       2,966,874    1,385,158    31,854,652
  ..............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --          8           3             --              --           --            --
  ..............................................................................................................................
 Payable for fund shares purchased       44,790         --          --             --              --       33,090        40,576
  ..............................................................................................................................
 TOTAL LIABILITIES                       44,790          8           3             --              --       33,090        40,576
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $28,344,561   $877,715    $336,608      $ 479,089      $2,966,874   $1,352,068   $31,814,076
 -------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Deferred life contracts:
  Asia Pacific Growth Fund                        44,529   $18.686808  $    832,103
  .................................................................................
  Diversified Income Fund                        185,465    14.042005     2,604,301
  .................................................................................
  George Putnam Fund of Boston                    46,488    10.295794       478,629
  .................................................................................
  Global Asset Allocation                        208,954    21.927140     4,581,774
  .................................................................................
  Global Growth Fund                             456,845    33.471090    15,291,089
  .................................................................................
  Growth and Income Fund                       1,429,355    24.100425    34,448,074
  .................................................................................
  Health Sciences Fund                            46,620    10.519869       490,440
  .................................................................................
  High Yield Fund                                258,389    15.218574     3,932,313
  .................................................................................
  Income Fund                                    172,305    14.218077     2,449,850
  .................................................................................
  International Growth Fund                       62,861    22.074242     1,387,602
  .................................................................................
  International Growth and Income Fund            61,041    16.555245     1,010,554
  .................................................................................
  International New Opportunities Fund            61,418    23.431771     1,439,142
  .................................................................................
  Investors Fund                                 106,162    15.015633     1,594,086
  .................................................................................
  Money Market Fund                            4,418,516     1.285781     5,681,244
  .................................................................................
  New Opportunities Fund                         680,663    41.642607    28,344,561
  .................................................................................
  New Value Fund                                  70,055    12.528956       877,715
  .................................................................................
  OTC & Emerging Markets Fund                     14,751    22.819670       336,608
  .................................................................................
  Research Fund                                   29,965    15.988405       479,089
  .................................................................................
  Utilities Growth and Income Fund               134,715    22.023304     2,966,874
  .................................................................................
  Vista Fund                                      60,063    22.510986     1,352,068
  .................................................................................
  Voyager Fund                                   799,093    39.812736    31,814,076
  .................................................................................
 GRAND TOTAL:                                                          $142,392,192
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified The George  Global      Global     Growth       Health
 December 31, 1999                  Pacific      Income      Putnam      Asset       Growth     and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 ----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $     --     $190,336    $10,518     $ 78,258   $   40,088 $  477,153    $   421
  .....................................................................................................................
  Capital gains income                     --           --        366      219,599      834,772  2,381,097         --
  .....................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .....................................................................................................................
  Net realized gain (loss) on
    security transactions              43,531       (2,000)        31          241       23,427    (17,393)      (264)
  .....................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 419,415     (142,787)   (15,660)     175,845    5,099,418 (2,369,434)    (1,209)
  .....................................................................................................................
  Net gain (loss) on investments      462,946     (144,787)   (15,629)     176,086    5,122,845 (2,386,827)    (1,473)
 ----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $462,946     $ 45,549    $(4,745)    $473,943   $5,997,705 $  471,423    $(1,052)
 ----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield    Income      International International International Investors Money
 December 31, 1999                  Sub-Account   Sub-Account* Growth     Growth and  New         Sub-Account  Market
                                                              Sub-Account Income      Opportunities            Sub-Account
                                                                          Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $403,465     $102,534    $     --    $     --    $    306    $     --     $  201,261
  ..........................................................................................................................
  Capital gains income                      --       30,590          --          --          --          --             --
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized gain (loss) on
    security transactions               (2,328)       1,542       7,437       2,046       7,308      (3,076)            --
  ..........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (177,608)    (172,272)    487,609     179,342     689,755     289,921             --
  ..........................................................................................................................
  Net gain (loss) on investments      (179,936)    (170,730)    495,046     181,388     697,063     286,845             --
 ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $223,529     $(37,606)   $495,046    $181,388    $697,369    $286,845     $  201,261
 ---------------------------------------------------------------------------------------------------------------------------

*Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New               New        OTC &       Research        Utilities  Vista       Voyager
 December 31, 1999                  Opportunities     Value      Emerging    Sub-Account     Growth     Sub-Account Sub-Account
                                    Sub-Account       Sub-Account Growth                     and
                                                                 Sub-Account                 Income
                                                                                             Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                            $       --      $    65    $     --      $   846      $ 85,815    $     --    $     22,437
  ................................................................................................................................
  Capital gains income                    245,575       13,719       1,337       11,624        90,123      98,933       1,799,282
  ................................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                 364,280          628      25,668          509        24,556       8,774          21,783
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  11,268,711      (18,277)    154,807       53,910      (232,680)    340,440       9,781,288
  ................................................................................................................................
  Net gain (loss) on investments       11,632,991      (17,649)    180,475       54,419      (208,124)    349,214       9,803,071
 ---------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                         $11,878,566     $(3,865)   $181,812      $66,889      $(32,186)   $448,147    $ 11,624,790
 ---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia         Diversified  The George  Global       Global      Growth       Health
 December 31, 1999                  Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $     --    $  190,336    $ 10,518   $   78,258   $    40,088 $   477,153   $    421
  .........................................................................................................................
  Capital gains income                     --            --         366      219,599       834,772   2,381,097         --
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions              43,531        (2,000)         31          241        23,427     (17,393)      (264)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 419,415      (142,787)    (15,660)     175,845     5,099,418  (2,369,434)    (1,209)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        462,946        45,549      (4,745)     473,943     5,997,705     471,423     (1,052)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --      34,200           --           (10)      43,776        --
  .........................................................................................................................
  Net transfers                         8,297       (56,016)    367,958      354,808       185,562   1,757,603    208,617
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (5,087)      (70,102)     (2,717)    (131,272)     (382,012)  (1,032,228)    (4,361)
  .........................................................................................................................
  Net loan activity                    (2,287)      (16,892)         --      (14,072)      (37,409)     (78,698)     1,133
  .........................................................................................................................
  Cost of insurance                    (8,834)      (42,357)     (3,488)     (62,050)     (161,056)    (550,185)    (5,618)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (7,911)     (185,367)    395,953      147,414      (394,925)     140,268   199,771
  .........................................................................................................................
  Total increase (decrease) in net
    assets                            455,035      (139,818)    391,208      621,357     5,602,780     611,691    198,719
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                 377,068     2,744,119      87,421    3,960,417     9,688,309  33,836,383    291,721
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $832,103    $2,604,301    $478,629   $4,581,774   $15,291,089 $34,448,074   $490,440
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield     Income       International International International Investors  Money
 December 31, 1999                  Sub-Account    Sub-Account* Growth       Growth       New          Sub-Account   Market
                                                                Sub-Account  and Income   Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $  403,465    $  102,534   $       --   $       --   $      306    $       --    $   201,261
  ................................................................................................................................
  Capital gains income                       --        30,590           --           --           --            --             --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                (2,328)        1,542        7,437        2,046        7,308        (3,076)            --
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (177,608)     (172,272)     487,609      179,342      689,755       289,921             --
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          223,529       (37,606)     495,046      181,388      697,369       286,845        201,261
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                  30            30           --           --           --        38,800      9,287,776
  ................................................................................................................................
  Net transfers                          58,593       814,102      190,813      137,891       69,892     1,040,013     (7,019,928)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                           (149,215)      (42,489)     (63,405)     (33,479)     (33,559)      (12,946)       (46,569)
  ................................................................................................................................
  Net loan activity                       4,886       (32,642)        (183)        (173)          --           (34)      (254,939)
  ................................................................................................................................
  Cost of insurance                     (61,532)      (32,696)     (14,761)     (13,112)     (12,883)      (13,568)       (81,697)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (147,238)      706,305      112,464       91,127       23,450     1,052,265      1,884,643
  ................................................................................................................................
  Total increase (decrease) in net
    assets                               76,291       668,699      607,510      272,515      720,819     1,339,110      2,085,904
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 3,856,022     1,781,151      780,092      738,039      718,323       254,976      3,595,340
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $3,932,313    $2,449,850   $1,387,602   $1,010,554   $1,439,142    $1,594,086    $ 5,681,244
 ---------------------------------------------------------------------------------------------------------------------------------

 *Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Research     Utilities    Vista       Voyager
 December 31, 1999                  Opportunities Value      Emerging Growth   Sub-Account Growth  Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Sub-Account              and Income
                                                                                      Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --   $     65    $     --    $     846   $   85,815   $       --  $     22,437
  .........................................................................................................................
  Capital gains income                  245,575     13,719       1,337       11,624       90,123       98,933     1,799,282
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               364,280        628      25,668          509       24,556        8,774        21,783
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                11,268,711    (18,277)    154,807       53,910     (232,680)     340,440     9,781,288
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                       11,878,566     (3,865)    181,812       66,889      (32,186)     448,147    11,624,790
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                  --         --          --           --           --       19,200         9,906
  .........................................................................................................................
  Net transfers                        (498,446)    64,656     114,264      412,499      (72,132)     224,415     1,636,538
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (441,933)   (25,249)     (3,318)      (3,259)    (164,107)     (26,365)     (743,549)
  .........................................................................................................................
  Net loan activity                     (51,886)       679         (24)        (112)           5         (144)      (92,773)
  .........................................................................................................................
  Cost of insurance                    (301,255)   (13,692)     (1,935)      (3,257)     (49,036)     (14,489)     (348,279)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     (1,293,520)    26,394     108,987      405,871     (285,270)     202,617       461,843
  .........................................................................................................................
  Total increase (decrease) in net
    assets                           10,585,046     22,529     290,799      472,760     (317,456)     650,764    12,086,633
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                17,759,515    855,186      45,809        6,329    3,284,330      701,304    19,727,443
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $28,344,561   $877,715    $336,608    $ 479,089   $2,966,874   $1,352,068  $ 31,814,076
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 Asia        Diversified The George  Global       Global       Growth       Health
 December 31, 1998                  Pacific     Income      Putnam      Asset        Growth       and Income   Sciences
                                    Growth      Sub-Account Fund        Allocation   Sub-Account  Sub-Account  Sub-Account*
                                    Sub-Account             of Boston   Sub-Account
                                                            Sub-Account*
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $ 15,691   $ 115,993    $   533    $   74,618   $  192,953   $   462,353  $      260
  ........................................................................................................................
  Capital gains income                     --      49,267         --       320,508      964,765     3,018,243          --
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions              (2,525)     (4,217)        (1)       (1,780)       3,991        (9,131)     (8,148)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (33,195)   (207,136)     1,474        50,334      952,580       635,979      25,180
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (20,029)    (46,093)     2,006       443,680    2,114,289     4,107,444      17,292
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --         247      1,000            30          133           475       1,000
  ........................................................................................................................
  Net transfers                        44,963     504,241     84,597       567,261    1,500,956     6,667,783     275,928
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                           (6,023)   (147,039)      (131)     (159,728)    (236,217)   (1,155,100)     (1,830)
  ........................................................................................................................
  Net loan activity                        (6)    (46,391)        --        (1,101)     (27,699)      (95,023)         (2)
  ........................................................................................................................
    Cost of insurance                  (2,403)    (19,553)       (51)      (22,714)     (53,883)     (190,625)       (667)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       36,531     291,505     85,415       383,748    1,183,290     5,227,510     274,429
  ........................................................................................................................
  Total increase (decrease) in net
    assets                             16,502     245,412     87,421       827,428    3,297,579     9,334,954     291,721
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                 360,566   2,498,707         --     3,132,989    6,390,730    24,501,429          --
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $377,068   $2,744,119   $87,421    $3,960,417   $9,688,309   $33,836,383  $  291,721
 -------------------------------------------------------------------------------------------------------------------------

*From inception, April 29, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 High Yield     Income       International International International Investors  Money
 December 31, 1998                  Sub-Account    Sub-Account** Growth      Growth       New          Sub-Account*  Market
                                                                Sub-Account  and Income   Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $  317,574    $   69,049    $  2,618     $  9,068     $  1,182     $     279    $    203,946
  ................................................................................................................................
  Capital gains income                   49,833         1,797          --       23,112           --            --              --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                (5,698)        2,076         162       (8,827)         627            (2)             --
  ................................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (617,216)       46,607      68,425        5,747       84,216        27,119              --
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (255,507)      119,529      71,205       29,100       86,025        27,396         203,946
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                  --            --          --           12           --         1,000      18,282,533
  ................................................................................................................................
  Net transfers                         955,419       753,569     436,437      369,699       96,630       227,413     (18,970,303)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                           (189,929)      (43,665)    (32,004)     (18,515)     (12,804)         (581)        (84,770)
  ................................................................................................................................
  Net loan activity                       4,370          (368)       (476)        (160)         (16)          (13)       (167,934)
  ................................................................................................................................
  Cost of insurance                     (26,315)      (10,772)     (3,272)      (3,970)      (4,122)         (239)        (37,639)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        743,545       698,764     400,685      347,066       79,688       227,580        (978,113)
  ................................................................................................................................
  Total increase (decrease) in net
    assets                              488,038       818,293     471,890      376,166      165,713       254,976        (774,167)
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 3,367,984       962,858     308,202      361,873      552,610            --       4,369,507
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $3,856,022    $1,781,151    $780,092     $738,039     $718,323     $ 254,976    $  3,595,340
 ---------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 29, 1998, to December 31, 1998.
**Formerly Putnam U.S. Government and High Quality Bond Sub-Account, change effective on April 9, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Research     Utilities    Vista       Voyager
 December 31, 1998                  Opportunities Value      Emerging Growth    Sub-Account** Growth Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Sub-Account*             and Income
                                                                                      Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $        --   $ 15,023    $    11     $      10   $   81,719    $     --   $    36,862
  .........................................................................................................................
  Capital gains income                  199,094     14,769         --             1      140,845          --       899,428
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               (13,414)   (10,038)    (2,332)            5       (5,378)     (5,989)       (5,067)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 3,153,786     16,198      3,855           992      193,433     104,296     2,742,962
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        3,339,466     35,952      1,534         1,008      410,619      98,307     3,674,185
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 312          6      1,000         1,000           --          --           372
  .........................................................................................................................
  Net transfers                       2,416,753      7,892     43,737         4,389      704,200     169,516     3,138,920
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (425,737)   (24,964)      (116)          (40)     (96,008)     (9,634)     (527,418)
  .........................................................................................................................
  Net loan activity                     (19,980)   (40,176)      (301)          (13)     (13,012)     (2,798)      (17,815)
  .........................................................................................................................
  Cost of insurance                     (93,946)    (5,238)       (45)          (15)     (20,396)     (4,013)     (107,679)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      1,877,402    (62,480)    44,275         5,321      574,784     153,071     2,486,380
  .........................................................................................................................
  Total increase (decrease) in net
    assets                            5,216,868    (26,528)    45,809         6,329      985,403     251,378     6,160,565
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                12,542,647    881,714         --            --    2,298,927     449,926    13,566,878
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $17,759,515   $855,186    $45,809     $   6,329   $3,284,330    $701,304   $19,727,443
 --------------------------------------------------------------------------------------------------------------------------

 *From inception, April 29, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)   Not Applicable.

     (b)   Principal Underwriting Agreement.(2)

     (c)   Form of Modified Single Premium Variable Life Insurance
           Policy.(1)

     (d) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(2)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Deanne Osgood, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Power of Attorney.

     (s)  Organizational Chart.

------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83652, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83652, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-83654, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 15, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-83654, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 14, 1999.

Item 28. Officers and Directors.


-------------------------------------------------------------------------------

NAME                       POSITION WITH HARTFORD
-------------------------------------------------------------------------------
David A. Carlson           Vice President
-------------------------------------------------------------------------------
Peter W. Cummins           Senior Vice President
-------------------------------------------------------------------------------
Bruce W. Ferris            Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch           Vice President & Actuary
-------------------------------------------------------------------------------
Mary Jane B. Fortin        Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy               Senior Vice President, Chief Financial Officer
                           and Treasurer, Director*
-------------------------------------------------------------------------------
Lynda Godkin               Senior Vice President, General Counsel, and
                           Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady              Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce           Senior Vice President
-------------------------------------------------------------------------------
Michael D. Keeler          Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner          Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra            President, Director*
-------------------------------------------------------------------------------
Steven L. Matthiesen       Vice President
-------------------------------------------------------------------------------
Deanne Osgood              Vice President
-------------------------------------------------------------------------------
Craig R. Raymond           Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Lowndes A. Smith           Chief Executive Officer, Director*
-------------------------------------------------------------------------------
David M. Znamierowski      Senior Vice President and Chief Investment
                           Officer, Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

-----------------------------
 * Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit (s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
             Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
             Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
             Hartford Life Insurance Company - Putnam Capital Manager Trust Separate
              Account
             Hartford Life Insurance Company - Separate Account Three
             Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven
             Hartford Life and Annuity Insurance Company - Separate Account One
             Hartford Life and Annuity Insurance Company - Putnam Capital Manager
               Trust Separate Account Two
             Hartford Life and Annuity Insurance Company - Separate Account Three

             Hartford Life and Annuity Insurance Company - Separate Account Five
             Hartford Life and Annuity Insurance Company - Separate Account Six
             Hartford Life and Annuity Insurance Company - Separate Account Seven
             Hart Life Insurance Company VA - Separate Account One
             Hart Life Insurance Company VL - Separate Account Two
             American Maturity Life Insurance Company - Separate Account AMLVA
             Servus Life Insurance Company of America VA - Separate Account One
             Servus Life Insurance Company of America VL - Separate Account Two



        (b)  Directors and Officers of HSD

             Name and Principal                Positions and Offices
              Business Address                   With Underwriter
             ------------------                ---------------------

             David A. Carlson                 Vice President
             Peter W. Cummins                 Senior Vice President
             David T. Foy                     Treasurer
             Lynda Godkin                     Senior Vice President, General
                                              Counsel and Corporate Secretary
             George R. Jay                    Controller
             Robert A. Kerzner                Executive Vice President
             Thomas M. Marra                  Executive Vice President, Director
             Paul E. Olson                    Supervising Registered Principal
             Lowndes A. Smith                 President and Chief Executive
                                              Officer, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 11th day of April, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                                    *By: /s/ Marianne O'Doherty
    ------------------------------------------------     -----------------------
     David T. Foy, Senior Vice President & Treasurer      Marianne O'Doherty
                                                          Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
    ------------------------------------------------
     David T. Foy, Senior Vice President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General        *By: /s/ Marianne O'Doherty
     Counsel and Corporate Secretary, Director*         -----------------------
Thomas M. Marra, President, Director*                    Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,               Attorney-In-Fact
     Director*
David M. Znamierowski, Senior Vice President        Dated: April 11, 2000
     And Chief Investment Officer, Director*

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2     Opinion and Consent of Deanne Osgood, FSA, MAAA.

1.3     Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4     Power of Attorney.

1.5     Organizational Chart.